Item G.1.b.iv

BNY Mellon Municipal Bond Infrastructure Fund, Inc
(the "Fund")

Delinquent Section 16(a) Reports

Under Section 16(a) of the Exchange Act and Section 30(h) of the 1940 Act, and the rules thereunder, the Fund's officers and Directors, persons owning more than 10% of the Fund's Common Stock or VMTP Shares, and certain additional persons are required to report their transactions in the Fund's Common Stock or VMTP Shares to the SEC, the New York Stock Exchange and the Fund, as applicable. Based solely on written representations of such persons and on copies of reports that have been filed with the SEC, the Fund believes that, during the fiscal year ended February 29, 2020, all filing requirements applicable to such persons were complied with except that Sonalee Cross, who became Vice President and Assistant Secretary of the Fund on March 31, 2018, did not report on a timely basis in a Form 3 filing that she had no Common Stock or VMTP Shares as of March 31, 2018. However, the described failure to file was subsequently reported on Form 3 during the fiscal year ended February 29, 2020.